Miller Income Fund
Schedule of Investments (Unaudited)
June 30, 2023

SECURITY			SHARES	VALUE
COMMON STOCKS - 77.7%

COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.			150,000	$2,392,500
TOTAL COMMUNICATION SERVICES				2,392,500

CONSUMER DISCRETIONARY - 17.6%
Automobiles - 5.6%
Stellantis N.V.			449,000	7,875,460
Household Durables - 3.4%
MDC Holdings, Inc.			103,000	4,817,310
Specialty Retail - 8.6%
Buckle Inc/The			174,700	6,044,620
Camping World Holdings, Inc.			67,000	2,016,700
Chico's FAS Inc. *			750,000	4,012,500
Total Specialty Retail				12,073,820
TOTAL CONSUMER DISCRETIONARY				24,766,590

CONSUMER STAPLES - 5.4%
Personal Products - 2.9%
Medifast, Inc.			44,800	4,128,768
Tobacco - 2.5%
British American Tobacco Plc			104,000	3,444,653
TOTAL CONSUMER STAPLES				7,573,421

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Alliance Resource Partners LP			177,000	3,272,730
Chesapeake Energy Corp.			29,200	2,443,456
TOTAL ENERGY				5,716,186

FINANCIALS - 16.8%
Banks - 3.5%
Sberbank of Russia PJSC - ADR * (b)(c)			2,532,000	-
Western Alliance Bancorp			136,900	4,992,743
Total Banks				4,992,743

Capital Markets - 4.3%
B Riley Financial, Inc.			132,300	6,083,154
Consumer Finance - 5.6%
OneMain Holdings Inc.			181,700	7,938,473
Diversified Financial Services - 3.4%
Jackson Financial, Inc.			158,000	4,836,380
TOTAL FINANCIALS				23,850,750

HEALTH CARE - 8.5%
Pharmaceuticals - 8.5%
Organon & Co.			222,000	4,619,820
Viatris Inc.			733,000	7,315,340
TOTAL HEALTH CARE				11,935,160

INDUSTRIALS - 5.9%
Commercial Services & Supplies - 5.9%
Public Policy Holding Co, Inc.			3,911,692	6,582,413
Quad/Graphics Inc. *			472,800	1,777,728
TOTAL INDUSTRIALS				8,360,141

SECURITY			SHARES	VALUE
MATERIALS - 3.0%
Construction Materials - 1.9%
HeidelbergCement AG			33,000	$2,707,929
Metals & Mining - 1.1%
Alrosa PJSC * (b)(c)			2,978,100	-
Vale SA - ADR			115,000	1,543,300
Total Metals & Mining				1,543,300
TOTAL MATERIALS				4,251,229

REAL ESTATE - 14.7%
Equity Real Estate Investment Trusts (REITs) - 11.2%
CTO Realty Growth, Inc.			436,900	7,488,466
GEO Group Inc/The *			300,000	2,148,000
Medical Properties Trust, Inc.			656,000	6,074,560
Total Equity Real Estate Investment Trusts (REITs)				15,711,026
Real Estate Management & Development - 3.5%
Vonovia SE			250,650	4,894,461
TOTAL REAL ESTATE				20,605,487
TOTAL COMMON STOCKS (Cost - $126,770,223)				109,451,464

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS - 2.4%
INFORMATION TECHNOLOGY - 2.4%
Software - 2.4%
MicroStrategy, Inc.	0.750%	12/15/25	3,100,000	3,387,556
TOTAL CONVERTIBLE BONDS (Cost - $3,138,828)				3,387,556

CORPORATE BONDS - 20.1%
COMMUNICATION SERVICES - 2.0%
Radio and Television Broadcasting - 2.0%
iHeartCommunications, Inc.	8.375%	5/1/27	4,200,000	2,814,000
TOTAL COMMUNICATION SERVICES				2,814,000

CONSUMER DISCRETIONARY - 1.7%
Specialty Retail - 1.7%
Carvana Co. (a)	10.250%	5/1/30	3,000,000	2,340,000
TOTAL CONSUMER DISCRETIONARY				2,340,000

HEALTH CARE - 5.1%
Pharmaceuticals - 5.1%
Columbia Care, Inc.	9.500%	2/3/26	8,000,000	7,240,000
TOTAL HEALTH CARE				7,240,000

INDUSTRIALS - 9.1%
Commercial Services & Supplies - 9.1%
GEO Group Inc/The	10.500%	6/30/28	8,291,000	8,373,910
Pitney Bowes Inc. (a)	7.250%	3/15/29	6,600,000	4,389,000
Total Commercial Services & Supplies				12,762,910
TOTAL INDUSTRIALS				12,762,910

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 2.2%
Software - 2.2%
MicroStrategy, Inc. (a)	6.125%	6/15/28	3,500,000	$3,134,687
TOTAL INFORMATION TECHNOLOGY				3,134,687
TOTAL CORPORATE BONDS (Cost - $31,121,299)				28,291,597
			SHARES
RIGHTS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources Escrow Position * (b)(c)			11,195	-
TOTAL RIGHTS (Cost - $0)				-

TOTAL INVESTMENTS - 100.2% (Cost -$161,030,350)				141,130,617
Liabilities in Excess of Other Assets - (0.2)%				(295,622)
TOTAL NET ASSETS - 100.0%				140,834,995

ADR - American Depositary Receipt
PJSC - Public Joint-Stock Company
Plc - Public Limited Company
LP - Limited Partnership
* Non-income producing security.

(a) Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.  At June 30, 2023, the value of these securities totaled $9,863,687 or 7.0% of net assets.

(b) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 2).
(c) Restricted security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Advis er's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2023:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$109,451,464	$-	$-	$109,451,464
Convertible Bonds	-	3,387,556	-	3,387,556
Corporate Bonds	-	28,291,597	-	28,291,597
Total Investments	$109,451,464	$31,679,153	$-	$141,130,617

(a) See Schedule of Investments for additional detailed categorizations.